EPS (Tables)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
EPS [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Successor			Predecessor
	Three Months Ended June 30, 2012			Three Months Ended June 30, 2011
$ and shares in millions except per share amounts	Income	Shares	Per Share	Income	Shares	Per Share
Basic EPS	N/A	N/A	N/A	$31.7	114.2	$0.28

Effect of Dilutive
Securities:
Warrants		N/A			0.5

Stock options, performance and restricted shares		N/A			0.2

Diluted EPS	N/A	N/A	N/A	$31.7	114.9	$0.28

	Successor			Predecessor
	Six Months Ended June 30, 2012			Six Months Ended June 30, 2011
$ and shares in millions except per share amounts	Income	Shares	Per Share	Income	Shares	Per Share
Basic EPS	N/A	N/A	N/A	$75.2	114.1	$0.66

Effect of Dilutive
Securities:
Warrants		N/A			0.4

Stock options, performance and restricted shares		N/A			0.2

Diluted EPS	N/A	N/A	N/A	$75.2	114.7	$0.66